UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-06628

The Yacktman Funds, Inc.
(Exact name of registrant as specified in charter)

6300 Bridgeport Parkway
Building One, Suite 320
Austin, TX  78730
(Address of principal executive offices) (Zip code)

Donald A. Yacktman
c/o Yacktman Asset Management Co.
6300 Bridgeport Parkway
Building One, Suite 320
Austin, TX  78730
(Name and address of agent for service)

512-767-6700
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2007

Item 1. Schedule of Investments.

The Yacktman Fund
Schedule of Investments
September 30, 2007
(Unaudited)

	Shares	Value
COMMON STOCKS - 83.18%
Banks - 1.44%
U.S. Bancorp	150,000	$4,879,500

Beverages - 22.51%
Anheuser-Busch Cos., Inc.	110,000	5,498,900
Coca-Cola Co.	720,000	41,378,400
PepsiCo, Inc.	400,000	29,304,000
		76,181,300
Commercial Services & Supplies - 1.13%
H&R Block, Inc.	180,000	3,812,400

Diversified Financials - 7.28%
AmeriCredit Corp. (a)	926,200	16,282,596
Federal Home Loan Mortgage Corp.	90,000	5,310,900
Federal National Mortgage Association	50,000	3,040,500
		24,633,996
Food Products - 8.88%
Kraft Foods, Inc.	100,000	3,451,000
Lancaster Colony Corp.	430,000	16,413,100
Wm. Wrigley Jr. Co.	159,000	10,212,570
		30,076,670
Health Care Equipment & Supplies - 2.14%
Covidien Ltd (a)	175,000	7,262,500

Household Durables - 1.92%
Furniture Brands International, Inc.	361,500	3,665,610
Pulte Homes, Inc.	208,000	2,830,880
		6,496,490
Household Products - 9.21%
Clorox Co.	172,000	10,490,280
Colgate-Palmolive Co.	75,000	5,349,000
Procter & Gamble Co.	218,000	15,334,120
		31,173,400
Industrial Conglomerates - 1.15%
Tyco International Ltd	87,500	3,879,750

Insurance - 2.80%
American International Group, Inc.	90,000	6,088,500
MGIC Investment Corp.	30,000	969,300
Quanta Capital Holdings Ltd. (a)	895,000	2,416,500
		9,474,300
Internet Retail - 3.22%
eBay, Inc. (a)	279,000	10,886,580

Media - 5.50%
Interpublic Group of Cos., Inc. (a)	481,155	4,994,389
Liberty Media Holding Corp., Interactive Series A (a)	385,000	7,395,850
Viacom, Inc., Class B (a)	160,000	6,235,200
		18,625,439
Oil & Gas - 0.56%
Resource America, Inc.	120,000	1,894,800

Pharmaceuticals - 5.91%
Johnson & Johnson	130,000	8,541,000
Pfizer, Inc.	470,000	11,482,100
		20,023,100
Software - 7.12%
Microsoft Corp.	818,000	24,098,280

Specialty Retail - 2.41%
Home Depot, Inc.	50,000	1,622,000
Wal-Mart Stores, Inc.	150,000	6,547,500
		8,169,500

TOTAL COMMON STOCKS (Cost $218,181,714)		281,568,005
	Principal
	Amount
CONVERTIBLE BONDS - 1.23%
Converible Bond - 1.23%
Rait Financial Trust
6.880%, 04/15/2027 (Acquired 04/12/2007, Cost $1,500,000) (b)	$6,000,000	4,140,000
TOTAL CONVERTIBLE BONDS (Cost $3,654,794)		4,140,000
SHORT TERM INVESTMENTS - 21.53%
Commercial Paper - 15.88%
Deutsche Bank
4.970%, 10/01/2007	13,297,000	13,297,000
General Electric Capital Corp.
4.650%, 10/03/2007	13,586,000	13,582,543
Toyota Motor Credit Corp.
4.650%, 10/03/2007	13,586,000	13,582,543
UBS Finance
4.720%, 10/01/2007	13,297,000	13,297,000
		53,759,086
Demand Note - 0.28%
U.S. Bancorp
5.550% (c)	947,365	947,365
Other Short-Term Investment - 5.37%
Securities Lending Investment Account		18,183,030
TOTAL SHORT TERM INVESTMENTS (Cost $72,889,481)		72,889,481
Total Investments (Cost $294,725,989) - 105.94%		358,597,486
Liabilities in Excess of Other Assets - (0.57)%		(1,914,309)
Liabilitiesfor Collateral on Securities Lending - (5.37)%		(18,183,030)
TOTAL NET ASSETS - 100.00%		$338,500,147

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Restricted
(c)	Variable Rate

	The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows*:

	Cost of investments	$294,725,989
	Gross unrealized appreciation	66,489,397
	Gross unrealized depreciation	(2,617,900)
	Net unrealized appreciation	$63,871,496

	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the
	previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund's most recent semi-annual or annual report.

Schedule of Investments
September 30, 2007
The Yacktman Focused Fund
(Unaudited)
		Shares	Value
COMMON STOCKS - 83.02%
Beverages - 24.43%
Coca-Cola Co.		190,000	$10,919,300
PepsiCo, Inc.		95,000	6,959,700
			17,879,000
Diversified Financials - 7.84%
AmeriCredit Corp. (a)		202,300	3,556,434
Federal Home Loan Mortgage Corp.		37,000	2,183,370
			5,739,804
Food Products - 8.73%
Lancaster Colony Corp.		100,000	3,817,000
Wm. Wrigley Jr. Co.		40,000	2,569,200
			6,386,200
Health Care Equipment & Supplies - 1.98%
Covidien Ltd (a)		35,000	1,452,500

Household Durables - 3.04%
Furniture Brands International, Inc.		74,500	755,430
Pulte Homes, Inc.		108,000	1,469,880
			2,225,310
Household Products - 8.96%
Clorox Co.		38,000	2,317,620
Colgate-Palmolive Co.		20,000	1,426,400
Procter & Gamble Co.		40,000	2,813,600
			6,557,620
Industrial Conglomerates - 1.06%
Tyco International Ltd		17,500	775,950

Insurance - 2.50%
American International Group, Inc.		18,000	1,217,700
Quanta Capital Holdings Ltd. (a)		227,500	614,250
			1,831,950
Internet Retail - 5.33%
eBay, Inc. (a)		100,000	3,902,000

Media - 2.89%
Liberty Media Holding Corp., Interactive Series A (a)		110,000	2,113,100

Oil & Gas - 0.43%
Resource America, Inc.		20,000	315,800

Pharmaceuticals - 5.25%
Johnson & Johnson		25,000	1,642,500
Pfizer, Inc.		90,000	2,198,700
			3,841,200
Software - 7.65%
Microsoft Corp.		190,000	5,597,400

Specialty Retail - 2.93%
Home Depot, Inc.		19,000	616,360
Wal-Mart Stores, Inc.		35,000	1,527,750
			2,144,110

TOTAL COMMON STOCKS (Cost $48,863,435)			60,761,944

		Principal
		Amount
CONVERTIBLE BONDS - 1.13%
Converible Bond - 1.13%
Rait Financial Trust
6.880%, 04/15/2027 (Acquired 04/12/2007, Cost $1,500,000) (b)		$1,200,000	828,000
TOTAL CONVERTIBLE BONDS (Cost $715,988)			828,000
SHORT TERM INVESTMENTS - 18.49%
Commercial Paper - 15.63%
Deutsche Bank
4.970%, 10/01/2007		2,946,000	2,946,000
General Electric Capital Corp.
4.650%, 10/03/2007		2,774,000	2,773,294
Toyota Motor Credit Corp.
4.650%, 10/03/2007		2,774,000	2,773,294
UBS Finance
4.720%, 10/01/2007		2,946,000	2,946,000
			11,438,588
Demand Note - 1.06%
US Bancorp
5.550% (c)		772,450	772,450
Other Short-Term Investment - 1.80%
Securities Lending Investment Account			1,322,367
TOTAL SHORT TERM INVESTMENTS (Cost $13,533,405)			13,533,405
Total Investments (Cost $63,112,828) - 102.64%			75,123,349
Liabilities in Excess of Other Assets - (0.84)%			(611,220)
Liabilitiesfor Collateral on Securities Lending - (1.80)%			(1,322,367)
TOTAL NET ASSETS - 100.00%			$73,189,762

Percentages are stated as a percent of net assets.

(a) Non Income Producing
(b) Restricted
(c) Variable Rate

The cost basis of investments for federal income tax purposes at September 30, 2007 was as follows*:

Cost of investments	$63,112,828
Gross unrealized appreciation	12,770,591
Gross unrealized depreciation	(760,070)
Net unrealized appreciation	12,010,521

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Options Written
September 30, 2007
The Yacktman Focused Fund
(Unaudited)
		Contracts	Value
PUT OPTIONS

AmeriCredit Corp.
Expiration: January, 2008, Exercise Price: $20.00		185	$19,887
eBay, Inc.
Expiration: October, 2007, Exercise Price: $37.50		300	69,000
Expiration: January, 2008, Exercise Price: $37.50		500	197,500
Pulte Homes, Inc.
Expiration: January, 2008, Exercise Price: $17.50		100	7,500
Expiration: January, 2008, Exercise Price: $20.00		250	10,000
Expiration: January, 2008, Exercise Price: $22.50		375	7,500
Expiration: January, 2010, Exercise Price: $20.00		150	41,250
			352,637
Total Options Written (Premiums received $406,277)			$352,637

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Yacktman Funds, Inc.

By (Signature and Title)   /s/ Donald A. Yacktman
   Donald A. Yacktman, President

Date          11/20/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Donald A. Yacktman
Donald A. Yacktman, President

Date      11/20/2007

By (Signature and Title)*     Donald A. Yacktman
  Donald A. Yacktman, Treasurer

Date     11/20/2007

* Print the name and title of each signing officer under his or her signature.